FINANCIAL INCOME (EXPENSES): (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest on cash equivalents and short term bank deposits	$ 286	$ 176	$ 44
Changes in fair value of derivative financial instruments, see note 4		230
Gain on changes in exchange rates	72	60	589
Finance income	358	466	633
Financial expenses:
Bank fees	17	16	16
Changes in fair value of derivative financial instruments, see note 4	184		213
Finance costs	201	16	229
Financial income, net	$ 157	$ 450	$ 404